Operating segments	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [Abstract]
Operating segments
7.	Operating segments

(a)	Segment information

The general descriptions by operating segments as of December 31, 2018 are as follows:

Segment	Description
Banking	The banking segment offers commercial banking services such as lending to and receiving deposits from corporations and individuals and also includes securities investing and trading and derivatives trading primarily through domestic and overseas bank branches and subsidiaries.

Credit card	The credit card segment primarily consists of the credit card business of Shinhan Card, including its installment finance and automobile leasing businesses.

Securities	Securities segment comprise securities trading, underwriting and brokerage services.

Life insurance	Life insurance segment consists of life insurance services provided by Shinhan Life Insurance.

Others	Leasing, assets management and other businesses.

(b)	The following tables provide information of income and expense for each operating segment for the years ended December 31, 2016, 2017 and 2018:

	2016
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	4,605,046	1,484,697	390,761	704,489	13,028	7,345	7,205,366
Net fees and commission income		717,097	408,601	248,845	19,068	169,081	2,847	1,565,539
Impairment losses on financial assets		(746,126)	(347,179)	(8,035)	(9,559)	(85,009)	245	(1,195,663)
General and administrative expenses		(2,907,314)	(802,037)	(406,017)	(227,639)	(215,759)	50,191	(4,508,575)
Other income (expense), net		190,909	296,829	(82,480)	(326,251)	43,783	(80,815)	41,975

Operating income		1,859,612	1,040,911	143,074	160,108	(74,876)	(20,187)	3,108,642
Equity method income		8,615	—	(273)	(1,188)	4,277	(1,436)	9,995
Income tax expense		64,214	235,140	30,066	2,951	14,190	(1,008)	345,553

Profit (loss) for the period	~~W~~	1,866,811	806,313	115,440	150,556	(79,150)	(35,051)	2,824,919

Controlling interest	~~W~~	1,866,446	814,836	115,438	150,556	(79,151)	(93,347)	2,774,778
Non-controlling interests		365	(8,523)	2	—	1	58,296	50,141

	2017(*)
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	5,107,888	1,501,054	433,047	727,917	69,231	3,816	7,842,953
Net fees and commission income		816,795	359,408	297,718	53,271	180,510	3,252	1,710,954
Impairment losses on financial assets		(674,706)	(291,694)	(15,752)	(13,162)	(36,830)	18,596	(1,013,548)
General and administrative expenses		(3,149,436)	(831,927)	(444,935)	(222,650)	(234,649)	72,399	(4,811,198)
Other income (expense), net		(11,556)	567,234	(17,229)	(385,226)	53,815	(106,173)	100,865

Operating income		2,088,985	1,304,075	252,849	160,150	32,077	(8,110)	3,830,026
Equity method income (loss)		1,306	—	12,081	(910)	8,796	(880)	20,393
Income tax expense		418,679	285,853	63,472	41,441	32,805	6,153	848,403

Profit for the period	~~W~~	1,623,425	1,012,755	211,919	120,642	9,600	(29,136)	2,949,205

Controlling interest	~~W~~	1,623,184	1,027,823	211,907	120,642	9,600	(74,340)	2,918,816
Non-controlling interests		241	(15,068)	12	—	—	45,204	30,389

	2018
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	5,707,813	1,583,100	429,095	761,742	95,618	2,721	8,580,089
Net fees and commission income		850,646	433,043	388,944	69,780	198,828	(2,244)	1,938,997
Reversal of (provision of) credit loss		(250,134)	(466,447)	(9,226)	(13,400)	(10,238)	1,568	(747,877)
General and administrative expenses		(3,098,629)	(751,580)	(493,906)	(227,740)	(263,046)	93,326	(4,741,575)
Other income (expense), net		(163,104)	74,954	17,963	(409,151)	80,857	(131,739)	(530,220)

Operating income		3,046,592	873,070	332,870	181,231	102,019	(36,368)	4,499,414
Equity method income		(977)	—	15,228	(1,026)	6,909	(2,646)	17,488
Income tax expense		832,494	225,837	95,438	50,429	59,556	4,591	1,268,345

Profit (loss) for the period	~~W~~	2,195,263	629,307	251,268	131,021	49,168	(57,762)	3,198,265

Controlling interest	~~W~~	2,194,950	630,993	251,265	131,021	49,168	(100,675)	3,156,722
Non-controlling interests		313	(1,686)	3	—	—	42,913	41,543

(*)	As the accounting treatment for the acquisition of ANZ Retail business by Shinhan Bank Vietnam Co. Ltd was completed, the amount was adjusted retrospectively.

(c)	The following tables provide information of net interest income (expense) of each operating segment for the years ended December 31, 2016, 2017 and 2018

	2016
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income from:
External customers	~~W~~	4,610,536	1,507,748	392,973	704,188	(10,079)	—	7,205,366
Internal transactions		(5,490)	(23,051)	(2,212)	301	23,107	7,345	—

	~~W~~	4,605,046	1,484,697	390,761	704,489	13,028	7,345	7,205,366

	2017
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income from:
External customers	~~W~~	5,113,584	1,517,399	427,888	727,975	56,107	—	7,842,953
Internal transactions		(5,696)	(16,345)	5,159	(58)	13,124	3,816	—

	~~W~~	5,107,888	1,501,054	433,047	727,917	69,231	3,816	7,842,953

	2018
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income from:
External customers	~~W~~	5,714,568	1,602,849	423,156	762,978	76,538	—	8,580,089
Internal transactions		(6,755)	(19,749)	5,939	(1,236)	19,080	2,721	—

	~~W~~	5,707,813	1,583,100	429,095	761,742	95,618	2,721	8,580,089

(d)	The following tables provide information of net fees and commission income (expense) of each operating segment for the years ended December 31, 2016, 2017 and 2018

	2016
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	744,464	427,592	255,999	26,769	110,715	—	1,565,539
Internal transactions		(27,367)	(18,991)	(7,154)	(7,701)	58,366	2,847	—

	~~W~~	717,097	408,601	248,845	19,068	169,081	2,847	1,565,539

	2017
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	844,349	384,356	306,407	60,555	115,287	—	1,710,954
Internal transactions		(27,554)	(24,948)	(8,689)	(7,284)	65,223	3,252	—

	~~W~~	816,795	359,408	297,718	53,271	180,510	3,252	1,710,954

	2018
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	872,631	464,342	400,227	77,145	124,652	—	1,938,997
Internal transactions		(21,985)	(31,299)	(11,283)	(7,365)	74,176	(2,244)	—

	~~W~~	850,646	433,043	388,944	69,780	198,828	(2,244)	1,938,997

(e)	Financial information of geographical area

The following table provides information of income from external consumers by geographical area for the years ended December 31, 2016, 2017 and 2018.

	2016		2017 (*2)	2018
Domestic	~~W~~	2,876,073	3,504,780	4,023,916
Overseas		232,569	325,246	475,498

	~~W~~	3,108,642	3,830,026	4,499,414

The following table provides information of non-current assets by geographical area as of December 31, 2017 and 2018.

	2017 (*2)		2018
Domestic	~~W~~	7,513,736	7,597,266
Overseas		199,660	201,574

	~~W~~	7,713,396	7,798,840

(*1)	Non-current assets comprise property and equipment, intangible assets and investment properties.
(*2)	As the accounting treatment for the acquisition of ANZ Retail business by Shinhan Bank Vietnam Co. Ltd was completed, the amount was adjusted retrospectively.
7.	Operating segments

(a)	Segment information

The general descriptions by operating segments as of December 31, 2018 are as follows:

Segment	Description
Banking	The banking segment offers commercial banking services such as lending to and receiving deposits from corporations and individuals and also includes securities investing and trading and derivatives trading primarily through domestic and overseas bank branches and subsidiaries.

Credit card	The credit card segment primarily consists of the credit card business of Shinhan Card, including its installment finance and automobile leasing businesses.

Securities	Securities segment comprise securities trading, underwriting and brokerage services.

Life insurance	Life insurance segment consists of life insurance services provided by Shinhan Life Insurance.

Others	Leasing, assets management and other businesses.

(b)	The following tables provide information of income and expense for each operating segment for the years ended December 31, 2016, 2017 and 2018:

	2016
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	4,605,046	1,484,697	390,761	704,489	13,028	7,345	7,205,366
Net fees and commission income		717,097	408,601	248,845	19,068	169,081	2,847	1,565,539
Impairment losses on financial assets		(746,126)	(347,179)	(8,035)	(9,559)	(85,009)	245	(1,195,663)
General and administrative expenses		(2,907,314)	(802,037)	(406,017)	(227,639)	(215,759)	50,191	(4,508,575)
Other income (expense), net		190,909	296,829	(82,480)	(326,251)	43,783	(80,815)	41,975

Operating income		1,859,612	1,040,911	143,074	160,108	(74,876)	(20,187)	3,108,642
Equity method income		8,615	—	(273)	(1,188)	4,277	(1,436)	9,995
Income tax expense		64,214	235,140	30,066	2,951	14,190	(1,008)	345,553

Profit (loss) for the period	~~W~~	1,866,811	806,313	115,440	150,556	(79,150)	(35,051)	2,824,919

Controlling interest	~~W~~	1,866,446	814,836	115,438	150,556	(79,151)	(93,347)	2,774,778
Non-controlling interests		365	(8,523)	2	—	1	58,296	50,141

	2017(*)
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	5,107,888	1,501,054	433,047	727,917	69,231	3,816	7,842,953
Net fees and commission income		816,795	359,408	297,718	53,271	180,510	3,252	1,710,954
Impairment losses on financial assets		(674,706)	(291,694)	(15,752)	(13,162)	(36,830)	18,596	(1,013,548)
General and administrative expenses		(3,149,436)	(831,927)	(444,935)	(222,650)	(234,649)	72,399	(4,811,198)
Other income (expense), net		(11,556)	567,234	(17,229)	(385,226)	53,815	(106,173)	100,865

Operating income		2,088,985	1,304,075	252,849	160,150	32,077	(8,110)	3,830,026
Equity method income (loss)		1,306	—	12,081	(910)	8,796	(880)	20,393
Income tax expense		418,679	285,853	63,472	41,441	32,805	6,153	848,403

Profit for the period	~~W~~	1,623,425	1,012,755	211,919	120,642	9,600	(29,136)	2,949,205

Controlling interest	~~W~~	1,623,184	1,027,823	211,907	120,642	9,600	(74,340)	2,918,816
Non-controlling interests		241	(15,068)	12	—	—	45,204	30,389

	2018
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	5,707,813	1,583,100	429,095	761,742	95,618	2,721	8,580,089
Net fees and commission income		850,646	433,043	388,944	69,780	198,828	(2,244)	1,938,997
Reversal of (provision of) credit loss		(250,134)	(466,447)	(9,226)	(13,400)	(10,238)	1,568	(747,877)
General and administrative expenses		(3,098,629)	(751,580)	(493,906)	(227,740)	(263,046)	93,326	(4,741,575)
Other income (expense), net		(163,104)	74,954	17,963	(409,151)	80,857	(131,739)	(530,220)

Operating income		3,046,592	873,070	332,870	181,231	102,019	(36,368)	4,499,414
Equity method income		(977)	—	15,228	(1,026)	6,909	(2,646)	17,488
Income tax expense		832,494	225,837	95,438	50,429	59,556	4,591	1,268,345

Profit (loss) for the period	~~W~~	2,195,263	629,307	251,268	131,021	49,168	(57,762)	3,198,265

Controlling interest	~~W~~	2,194,950	630,993	251,265	131,021	49,168	(100,675)	3,156,722
Non-controlling interests		313	(1,686)	3	—	—	42,913	41,543

(*)	As the accounting treatment for the acquisition of ANZ Retail business by Shinhan Bank Vietnam Co. Ltd was completed, the amount was adjusted retrospectively.

(c)	The following tables provide information of net interest income (expense) of each operating segment for the years ended December 31, 2016, 2017 and 2018

	2016
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income from:
External customers	~~W~~	4,610,536	1,507,748	392,973	704,188	(10,079)	—	7,205,366
Internal transactions		(5,490)	(23,051)	(2,212)	301	23,107	7,345	—

	~~W~~	4,605,046	1,484,697	390,761	704,489	13,028	7,345	7,205,366

	2017
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income from:
External customers	~~W~~	5,113,584	1,517,399	427,888	727,975	56,107	—	7,842,953
Internal transactions		(5,696)	(16,345)	5,159	(58)	13,124	3,816	—

	~~W~~	5,107,888	1,501,054	433,047	727,917	69,231	3,816	7,842,953

	2018
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income from:
External customers	~~W~~	5,714,568	1,602,849	423,156	762,978	76,538	—	8,580,089
Internal transactions		(6,755)	(19,749)	5,939	(1,236)	19,080	2,721	—

	~~W~~	5,707,813	1,583,100	429,095	761,742	95,618	2,721	8,580,089

(d)	The following tables provide information of net fees and commission income (expense) of each operating segment for the years ended December 31, 2016, 2017 and 2018

	2016
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	744,464	427,592	255,999	26,769	110,715	—	1,565,539
Internal transactions		(27,367)	(18,991)	(7,154)	(7,701)	58,366	2,847	—

	~~W~~	717,097	408,601	248,845	19,068	169,081	2,847	1,565,539

	2017
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	844,349	384,356	306,407	60,555	115,287	—	1,710,954
Internal transactions		(27,554)	(24,948)	(8,689)	(7,284)	65,223	3,252	—

	~~W~~	816,795	359,408	297,718	53,271	180,510	3,252	1,710,954

	2018
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	872,631	464,342	400,227	77,145	124,652	—	1,938,997
Internal transactions		(21,985)	(31,299)	(11,283)	(7,365)	74,176	(2,244)	—

	~~W~~	850,646	433,043	388,944	69,780	198,828	(2,244)	1,938,997

(e)	Financial information of geographical area

The following table provides information of income from external consumers by geographical area for the years ended December 31, 2016, 2017 and 2018.

	2016		2017 (*2)	2018
Domestic	~~W~~	2,876,073	3,504,780	4,023,916
Overseas		232,569	325,246	475,498

	~~W~~	3,108,642	3,830,026	4,499,414

The following table provides information of non-current assets by geographical area as of December 31, 2017 and 2018.

	2017 (*2)		2018
Domestic	~~W~~	7,513,736	7,597,266
Overseas		199,660	201,574

	~~W~~	7,713,396	7,798,840

(*1)	Non-current assets comprise property and equipment, intangible assets and investment properties.
(*2)	As the accounting treatment for the acquisition of ANZ Retail business by Shinhan Bank Vietnam Co. Ltd was completed, the amount was adjusted retrospectively.